Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction:	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction:

6.                Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction:

Vessels and other fixed assets, net

The amounts in the unaudited consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2025	$3,997,911	$(1,122,964)	$2,874,947
- Transfer from advances for vessels under construction	111,511	—	111,511
- Vessel upgrades and other vessel costs	8,704	—	8,704
- Other fixed assets	1,805	—	1,805
- Vessel sales	(105,922)	37,816	(68,106)
- Vessel transferred to held for sale	(25,226)	14,276	(10,950)
- Depreciation for the period	—	(79,361)	(79,361)
Balance, June 30, 2026	$3,988,783	$(1,150,233)	$2,838,550

In December 2025, the Company agreed to sell the vessel Star Stonington, which was delivered to its new owners on February 3, 2026. During the six-month period ended June 30, 2026, the Company agreed to sell the vessels Star Scarlett, Star Mariella and Star Moira, which were delivered to their new owners within the same period. The aggregate gain on the sale of the aforementioned vessels is included under “Gain/(Loss) on sale of vessels” in the unaudited interim condensed consolidated income statement for the six-month period ended June 30, 2026 .

Moreover, during the six-month period ended June 30, 2026, the Company agreed to sell the vessel Pendulum, which was delivered to its new owner on July 6, 2026 (Note 18a) and the vessel Star Eva, which is expected to be delivered to its new owners within the third quarter of 2026. Given that the vessel Pendulum was not employed as of June 30, 2026, the Company concluded that it met the criteria for classification as held for sale as of that date.

As of June 30, 2026, 102 of the Company’s vessels, having a net carrying value of $2,252,979, serve as collateral under certain of the Company’s loan facilities and were subject to first-priority mortgages (Note 9). Title of ownership is held by the relevant lenders for another 2 vessels with a carrying value of $36,398 to secure the relevant sale and lease back financing transactions (Note 8).

The amounts reported under “Vessel upgrades and other vessel costs” in the table above which were incurred during the six-month period ended June 30, 2026 mainly include costs related to the Company’s continued technical upgrades to its fleet, such as the installation of ballast water management systems (“BWTS”) and Energy Saving Devices (“ESD”).

6.                Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction- continued:

Advances for vessels under construction:

During 2023, the Company entered into five firm shipbuilding contracts with Qingdao Shipyard Co., Ltd. for the construction of five 82,000 dwt Kamsarmax newbuilding vessels. The delivery of two of these vessels, Star Evelina and Star Emma, took place on May 22, 2026 and on May 25, 2026, respectively . The related delivery installments were financed through the drawdown of $52,000 under the ESUN $130,000 Facility. The delivery of the remaining three vessels is scheduled progressively within the fourth quarter of 2026.

Furthermore, during 2025, the Company entered into three novation and amendment agreements with Hengli Shipbuilding (Singapore) Pte. Ltd. and Hengli Shipbuilding (Dalian) Co. Ltd. for the acquisition of three 82,000 dwt Kamsarmax newbuilding vessels. The delivery of one of these vessels, Star Ellie, took place on June 29, 2026, while the remaining two vessels that are currently under construction are scheduled to be delivered within the third quarter of 2026.

The amounts shown in the unaudited consolidated balance sheets are analyzed as follows:

Balance, December 31, 2025	$87,277
- Pre-delivery and delivery yard installments and capitalized expenses	84,753
- Capitalized interest and finance costs	2,410
- Transfers to Vessels and other fixed assets, net	(111,511)
Balance, June 30, 2026	$62,929

As of June 30, 2026, the total aggregate remaining contracted price, including scrubber installation costs, for the remaining five vessels under construction was $122,035, payable in periodic installments until their expected deliveries from the shipyard as described above.